Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
HK [Member] | Period-end [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates, period-end	7.8	7.8	7.8
HK [Member] | Period average [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates, period-end	7.8	7.8	7.8
THB [Member] | Period-end [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates, period-end	33.2462	31.4215	34.3353
THB [Member] | Period average [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates, period-end	32.2632	31.7436	35.2262
RMB [Member] | Period-end [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates, period-end	6.7901	7.2001	7.2994
RMB [Member] | Period average [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates, period-end	6.8492	7.2327	7.1946